PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

		As at December 31,
	Notes	2024	2025	2025
		RMB	RMB	US$
Due from suppliers	i)	54,029	180,555	25,819
Loan receivables	ii)	384,832	305,545	43,692
Advances to employees		1,698	1,554	222
Deductible value-added tax		69,930	76,979	11,008
Tax refund		248	237	34
Due from hospital		965	679	97
Deferred expenses		—	50	7
Others	iii)	190,724	149,723	21,410
		702,426	715,322	102,289

Allowance for credit losses		(174,666)	(162,132)	(23,184)

		527,760	553,190	79,105

The Group records allowance for doubtful debts in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)	Amounts due from suppliers represented prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve for bad debt amounting to RMB nil and nil on the amounts due from suppliers as at December 31, 2024 and 2025, respectively.
ii)	The receivables represented the loans to other parties, including loans to related parties such as the Guangdong Proton International Hospital Management Co., Ltd, and Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”) of total amount of RMB195,225 and RMB202,383 (US$28,940) as at December 31, 2024 and 2025, and third parties of RMB189,607 and RMB103,162 (US$14,752) as at December 31, 2024 and 2025, respectively. The Group recorded allowance for doubtful debts amounting to RMB75,972 and RMB92,485 (US$13,225) as at December 31, 2024 and 2025, respectively. Besides the credit losses provided to the balances to related parties, the Group recorded allowance for credit losses amounting to RMB88,210 and RMB63,829 (US$9,127) as of December 31, 2024 and 2025, respectively to balances to third parties.
iii)	During the year ended December 31, 2024, a subsidiary of the Company sought to secure third-party financing. Given the substantial scale of the investment, the investor necessitated additional time to finalize specific procedural requirements. In an effort to accelerate the financing process, the Company provided an advance security deposit amounting to RMB124,000.

Subsequently, for liquidity management purposes, the Company temporarily withdrew this deposit, resulting in the full collection of the RMB124,000 (US$17,732) as of December 31, 2025.

Under the Hong Kong Listing Rules, the transaction was classified and disclosed as a related party transaction in the annual report of Concord Healthcare (stock code: HK.2453) as the investor holds a 10% equity interest in a subsidiary of the Group.

However, pursuant to U.S. GAAP (ASC 850), the definition of a related party hinges on control, joint control, or significant influence over the reporting entity. As the investor holds neither such control nor significant influence over the Group, the transaction was not classified as a related-party transaction in the Group’s consolidated financial statements.

In February 2025, the Group entered into an agreement to dispose of a 10% equity interest in its consolidated subsidiary, Guangzhou Concord Cancer Hospital, to Shanghai Jiazhongxin Management Consulting Partnership (Limited Partnership), an independent third party, for a total consideration of RMB46,000 (US$6,578). As of December 31, 2025, the total consideration of RMB46,000 (US$6,578) had not yet been received.

In June 2025, the Group entered into an equity transfer agreement to dispose of its entire paid-in capital contribution in Shanghai Xinhe Enterprise Management Center (Limited Partnership) to Hainan Qifu Medical Technology Co., Ltd., an independent third party, for a total consideration of RMB 60,000 (US$8,580). The disposal was completed during the year, resulting in the derecognition of the investment. As of December 31, 2025, the total consideration had not yet been received.

In prior years, the Company made advances totaling RMB594 (US$85) on behalf of Allcure Information, a related party, primarily for the payment of rental deposits. As of December 31, 2024 and 2025, the allowance for credit losses provided against this related party advance was RMB 594.